-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2011

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                                                       hours per response: 18.9
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22162
                                   ---------------------------------------------

                                  The RAM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2331 Far Hills Avenue, Suite 200        Dayton, Ohio                  45419
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000
                                                     ---------------------------

Date of fiscal year end:         November 30, 2009
                            ---------------------------

Date of reporting period:        May 31, 2009
                            ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                                 THE RAM FUNDS

                           The RAM Small/Mid Cap Fund
                             The RAM Small Cap Fund


                               SEMI-ANNUAL REPORT

                                  May 31, 2009
                                  (Unaudited)


                               INVESTMENT ADVISER
                           Riazzi Asset Manager, LLC
                                   Dayton, OH

================================================================================

                          RIAZZI ASSET MANAGEMENT, LLC

                                                                   July 24, 2009

Dear Fellow Shareholders,

During the RAM Small/Mid Cap Fund and RAM Small Cap Fund's semi-annual period ended May 31, 2009, equity markets proved incredibly volatile with the March market lows reflecting the potential collapse of the U.S. financial system, a surge in unemployment, and continuing U.S. housing related issues. From the early spring depths, markets ultimately recovered through May as investors began to embrace less negative economic trends.

During the period from the inception of the RAM Small/Mid Cap Fund on December 22, 2008 until May 31, 2009, the total return of Class A shares was 12.01%, significantly outperforming the Russell 2500 Value Index - the Fund's primary benchmark - which was up 2.75% during that period. Performance benefited from our portfolio allocation overweight to Consumer Discretionary (RAM 21.8% vs. Index 11.7%) as well as Energy (RAM 18.8% vs. Index 2.8%) and our underweight to the Financials Sector (RAM 25.8% vs. Index 32.9%). Conversely, our underweight in Information Technology (RAM 5.2% vs. Index 8.1%) names was a detractor from performance.

During the period from the inception of the RAM Small Cap Fund on December 22, 2008 until May 31, 2009, the total return of Class A shares was 4.28%, slightly outperforming the Russell 2000 Value Index - the Fund's primary benchmark - which was down 1.62% during that period. Performance benefited from our portfolio allocation overweight to Consumer Discretionary (RAM 25.7% vs. Index 13.1%) and Energy (RAM 14.7% vs. Index 1.8%), as well as our underweight to the Financials Sector (RAM 26.3% vs. Index 36.6%). Conversely, our underweight in Materials (RAM 4.6% vs. Index 9.6%) was a detractor from performance.

From a security selection standpoint for the RAM Small/Mid Cap Fund, McDermott International (Symbol: MDR) and Global Industries (Symbol: GLBL) advanced 145% and 134%, respectively, from a renewed focus on energy infrastructure projects as oil prices recovered from the low thirties to sixty and seventy dollars a barrel, while Wright Express (Symbol: WXS) was up 119% due in part to the improvement of future credit loss expectations. UIL (Symbol: UIL) was the biggest decliner with performance down 28%, as electricity demand slowed and the company received a less than favorable rate case adjustment. Parkway Properties (Symbol: PKY) declined 25% as a result of concerns over future office demand. Finally, ZEP (Symbol: ZEP) declined 24% as it struggled in this weak industrial demand environment despite positive steps by management to right the company going forward.

From a security selection standpoint for the RAM Small Cap Fund, Wright Express (Symbol: WXS) was up 112% due in part to the improvement of future credit loss expectations while Global Industries (Symbol: GLBL) advanced 109% from renewed interest in energy infrastructure as oil prices recovered from the low thirties to sixty and seventy dollars a barrel. Genco Shipping & Trading (Symbol: GNK) increased 103% as a result of improvements in seaborne trade and credit improvements. Diamond Hill (Symbol: DHIL) was the biggest decliner with performance down 37% reflecting decreased assets under management and the subsequent leveraged effect on earnings. UIL (Symbol: UIL) also declined significantly with performance down 28%, as electricity demand slowed and the company received a less than favorable rate case adjustment.

To summarize our outlook we offer the following:

There are encouraging signs that the deterioration of the global economy is losing steam. In our opinion, this is likely enough to begin the bottoming process for global commodity demand and equity markets overall.

The U.S. housing market has peaked in terms of inventories, but prices will likely fall at a decelerating rate until balance is achieved. We continue in our belief that the housing market will remain a headwind for the economic recovery. Specifically, with nearly 20% of residential mortgages under water, housing inventories well above normal and unemployment approaching 10%, we expect mortgage defaults and foreclosures to persist, leading to continued weakness in many markets.

Expect disappointing spending trends from consumers and businesses given the tight credit markets, rising unemployment, and falling home prices. We find it infeasible to expect consumer spending to rebound to previous peak levels in the foreseeable future. Instead, we believe the U.S. consumer will be keenly focused on repairing his/her balance sheet over the coming quarters. It follows, with 70% of Gross Domestic Product derived from consumer spending, that our outlook is for a slow and tepid economic recovery.

As we search the investment landscape for opportunities to make money, we will incorporate these expectations into our forecasts.

We thank you for your continued support.

      /s/ Michelle Stevens               /s/ John Riazzi
      Michelle Stevens, CFA              John Riazzi, CFA

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FEE WAIVERS HAVE POSITIVELY IMPACTED THE FUND'S PERFORMANCE OVER THE RELEVANT PERIODS AND WITHOUT SUCH WAIVERS, FUND
PERFORMANCE WOULD HAVE BEEN LOWER. FOR THE FUND'S CURRENT EXPENSE RATIO INFORMATION PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLE INCLUDED IN THIS REPORT. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-888-884-8099

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE FUND'S PROSPECTUS PLEASE VISIT WWW.THERAMFUNDS.COM OR CALL 1-888-884-8099 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE RAM FUNDS ARE DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

THE RAM SMALL/MID CAP FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

           TEN LARGEST EQUITY HOLDINGS
           ----------------------------------------------------------
                                                              % OF
           COMPANY                                         NET ASSETS
           ----------------------------------------------------------
           FTI Consulting, Inc.                               3.3%
           PetroHawk Energy Corp.                             3.3%
           Cogent, Inc.                                       3.0%
           Aegean Marine Petroleum Network, Inc.              2.9%
           Superior Energy Services, Inc.                     2.9%
           Omega Healthcare Investors, Inc.                   2.8%
           HCC Insurance Holdings, Inc.                       2.7%
           Genco Shipping & Trading Ltd.                      2.7%
           LTC Properties, Inc.                               2.6%
           Cabot Oil & Gas Corp.                              2.5%

           ASSET ALLOCATION
           ----------------------------------------------------------
                                                              % OF
           SECTOR                                          NET ASSETS
           ----------------------------------------------------------
           Consumer Discretionary                             4.6%
           Consumer Staples                                   4.0%
           Energy                                            16.2%
           Financials                                        16.8%
           Industrials                                       15.6%
           Information Technology                             8.6%
           Materials                                          2.9%
           Telecommunication Services                         1.8%
           Utilities                                          5.5%
           Cash Equivalents, Other Assets and Liabilities    24.0%
                                                            ------
                                                            100.0%
                                                            ======

THE RAM SMALL CAP FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

           TEN LARGEST EQUITY HOLDINGS
           ----------------------------------------------------------
                                                              % OF
           COMPANY                                         NET ASSETS
           ----------------------------------------------------------
           FTI Consulting, Inc.                               4.6%
           EZCORP, Inc. - Class A                             4.3%
           Omega Healthcare Investors, Inc.                   4.1%
           Aegean Marine Petroleum Network, Inc.              3.5%
           Cogent, Inc.                                       3.5%
           Genco Shipping & Trading Ltd.                      3.4%
           LTC Properties, Inc.                               3.4%
           HCC Insurance Holdings, Inc.                       3.2%
           Hanesbrands, Inc.                                  3.1%
           Zep, Inc.                                          2.9%

           ASSET ALLOCATION
           ----------------------------------------------------------
                                                              % OF
           SECTOR                                          NET ASSETS
           ----------------------------------------------------------
           Consumer Discretionary                             7.2%
           Consumer Staples                                   4.3%
           Energy                                            20.1%
           Financials                                        21.4%
           Industrials                                       17.6%
           Information Technology                             9.7%
           Materials                                          4.9%
           Telecommunication Services                         2.1%
           Utilities                                          1.5%
           Cash Equivalents, Other Assets and Liabilities    11.2%
                                                            ------
                                                            100.0%
                                                            ======

THE RAM SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 76.0%                                    SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.6%
   HOUSEHOLD DURABLES - 1.3%
      Jarden Corp.*                                          888   $     15,789
                                                                   ------------

   MEDIA - 1.3%
      John Wiley & Sons, Inc. - Class A                      502         15,868
                                                                   ------------

   TEXTILES, APPAREL & LUXURY GOODS - 2.0%
      Hanesbrands, Inc.*                                   1,361         23,001
                                                                   ------------

CONSUMER STAPLES - 4.0%
   FOOD PRODUCTS - 2.5%
      Dean Foods Co.*                                      1,583         29,760
                                                                   ------------

   PERSONAL PRODUCTS - 1.5%
      Chattem, Inc.*                                         299         17,859
                                                                   ------------

ENERGY - 16.2%
   ENERGY EQUIPMENT & SERVICES - 6.1%
      Global Industries Ltd.*                              1,959         13,713
      Pride International, Inc.*                           1,013         24,535
      Superior Energy Services, Inc.*                      1,477         34,059
                                                                   ------------
                                                                         72,307
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 10.1%
      Cabot Oil & Gas Corp.                                  859         30,177
      Comstock Resources, Inc.*                              550         21,906
      Holly Corp.                                            820         19,836
      PetroHawk Energy Corp.*                              1,535         38,682
      StealthGas, Inc.                                     1,785          8,836
                                                                   ------------
                                                                        119,437
                                                                   ------------
FINANCIALS - 16.8%
   CONSUMER FINANCE - 2.3%
      EZCORP, Inc. - Class A*                              2,258         27,435
                                                                   ------------

   INSURANCE - 6.6%
      Fidelity National Financial, Inc. - Class A          1,496         20,854
      HCC Insurance Holdings, Inc.                         1,313         32,418
      PartnerRe Ltd.                                         367         23,950
                                                                   ------------
                                                                         77,222
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.9%
      Annaly Capital Management, Inc.                      1,448         20,185
      LTC Properties, Inc.                                 1,506         31,340
      Omega Healthcare Investors, Inc.                     2,075         33,138
      Parkway Properties, Inc.                               695          9,063
                                                                   ------------
                                                                         93,726
                                                                   ------------

THE RAM SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 76.0% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 15.6%
   COMMERCIAL SERVICES & SUPPLIES - 2.0%
      Republic Services, Inc.                              1,052   $     23,975
                                                                   ------------

   INDUSTRIAL CONGLOMERATES - 2.5%
      McDermott International, Inc.*                       1,322         29,044
                                                                   ------------

   MARINE - 3.4%
      Genco Shipping & Trading Ltd.                        1,216         31,798
      Omega Navigation Enterprises, Inc. - Class A         1,766          8,000
                                                                   ------------
                                                                         39,798
                                                                   ------------
   PROFESSIONAL SERVICES - 4.8%
      FTI Consulting, Inc.*                                  772         38,770
      Navigant Consulting, Inc.*                           1,535         18,282
                                                                   ------------
                                                                         57,052
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE - 2.9%
      Aegean Marine Petroleum Network, Inc.                2,152         34,324
                                                                   ------------

INFORMATION TECHNOLOGY - 8.6%
   COMPUTERS & PERIPHERALS - 0.6%
      Hypercom Corp.*                                      5,105          6,892
                                                                   ------------

   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
      Cogent, Inc.*                                        3,503         35,205
                                                                   ------------

   IT SERVICES - 3.7%
      Lender Processing Services, Inc.                       743         21,584
      Wright Express Corp.*                                  878         21,836
                                                                   ------------
                                                                         43,420
                                                                   ------------
   SOFTWARE - 1.3%
      Fair Isaac Corp.                                       898         15,787
                                                                   ------------

MATERIALS - 2.9%
   CHEMICALS - 2.9%
      Terra Industries, Inc.                                 762         21,176
      Zep, Inc.                                            1,100         13,387
                                                                   ------------
                                                                         34,563
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
      Frontier Communications Corp.                        2,886         21,010
                                                                   ------------

THE RAM SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 76.0% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
UTILITIES - 5.5%
   ELECTRIC UTILITIES - 3.2%
      Allete, Inc.                                           733   $     19,366
      UIL Holdings Corp.                                     869         18,014
                                                                   ------------
                                                                         37,380
                                                                   ------------
   MULTI-UTILITIES - 2.3%
      CMS Energy Corp.                                     2,451         27,795
                                                                   ------------

TOTAL COMMON STOCKS (Cost $833,257)                                $    898,649
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 16.3%                               SHARES      VALUE
--------------------------------------------------------------------------------
AIM Short-Term Investments Trust (The) - Treasury
   Portfolio - Institutional Class, 0.158%(a)
   (Cost $193,255)                                       193,255   $    193,255
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 92.3% (Cost $1,026,512)              $  1,091,904

OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.7%                            91,688
                                                                   ------------

NET ASSETS -- 100.0%                                               $  1,183,592
                                                                   ============

*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of May 31, 2009.

See accompanying notes to financial statements.

THE RAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 88.8%                                    SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.2%
   HOUSEHOLD DURABLES - 2.4%
      Jarden Corp.*                                          449   $      7,983
                                                                   ------------

   MEDIA - 1.7%
      John Wiley & Sons, Inc. - Class A                      176          5,563
                                                                   ------------

   TEXTILES, APPAREL & LUXURY GOODS - 3.1%
      Hanesbrands, Inc.*                                     625         10,563
                                                                   ------------

CONSUMER STAPLES - 4.3%
   FOOD PRODUCTS - 2.5%
      Dean Foods Co.*                                        449          8,441
                                                                   ------------

   PERSONAL PRODUCTS - 1.8%
      Chattem, Inc.*                                          97          5,794
                                                                   ------------

ENERGY - 20.1%
   ENERGY EQUIPMENT & SERVICES - 9.5%
      Global Industries Ltd.*                                733          5,131
      Gulf Island Fabrication, Inc.                          401          6,376
      Helix Energy Solutions Group, Inc.*                    585          6,581
      Parker Drilling Co.*                                 1,099          5,143
      Superior Energy Services, Inc.*                        374          8,625
                                                                   ------------
                                                                         31,856
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 10.6%
      Comstock Resources, Inc.*                              180          7,169
      DHT Maritime, Inc.                                   1,229          7,091
      Goodrich Petroleum Corp.*                              331          8,844
      Holly Corp.                                            331          8,007
      StealthGas, Inc.                                       866          4,287
                                                                   ------------
                                                                         35,398
                                                                   ------------
FINANCIALS - 21.4%
   CAPITAL MARKETS - 1.4%
      Diamond Hill Investment Group, Inc.*                   119          4,721
                                                                   ------------

   CONSUMER FINANCE - 4.3%
      EZCORP, Inc. - Class A*                              1,171         14,228
                                                                   ------------

   INSURANCE - 7.1%
      American Safety Insurance Holdings Ltd.*               481          5,998
      Fidelity National Financial, Inc. - Class A            517          7,207
      HCC Insurance Holdings, Inc.                           431         10,641
                                                                   ------------
                                                                         23,846
                                                                   ------------

THE RAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 88.8% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
FINANCIALS - 21.4% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.6%
      LTC Properties, Inc.                                   550   $     11,446
      Omega Healthcare Investors, Inc.                       855         13,654
      Parkway Properties, Inc.                               277          3,612
                                                                   ------------
                                                                         28,712
                                                                   ------------
INDUSTRIALS - 17.6%
   AEROSPACE & DEFENSE - 2.1%
      Axsys Technologies, Inc.*                              144          7,068
                                                                   ------------

   MARINE - 4.8%
      Genco Shipping & Trading Ltd.                          438         11,454
      Omega Navigation Enterprises, Inc. - Class A           967          4,380
                                                                   ------------
                                                                         15,834
                                                                   ------------
   PROFESSIONAL SERVICES - 7.2%
      FTI Consulting, Inc.*                                  305         15,317
      Navigant Consulting, Inc.*                             722          8,599
                                                                   ------------
                                                                         23,916
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE - 3.5%
      Aegean Marine Petroleum Network, Inc.                  737         11,755
                                                                   ------------

INFORMATION TECHNOLOGY - 9.7%
   COMPUTERS & PERIPHERALS - 0.7%
      Hypercom Corp.*                                      1,697          2,291
                                                                   ------------

   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.8%
      Cogent, Inc.*                                        1,150         11,557
      I.D. Systems, Inc.*                                  1,128          4,535
                                                                   ------------
                                                                         16,092
                                                                   ------------
   IT SERVICES - 2.2%
      Wright Express Corp.*                                  302          7,511
                                                                   ------------

   SOFTWARE - 2.0%
      Fair Isaac Corp.                                       381          6,698
                                                                   ------------

MATERIALS - 4.9%
   CHEMICALS - 4.9%
      Terra Industries, Inc.                                 237          6,586
      Zep, Inc.                                              801          9,748
                                                                   ------------
                                                                         16,334
                                                                   ------------
TELECOMMUNICATION SERVICES - 2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
      Frontier Communications Corp.                          977          7,113
                                                                   ------------

THE RAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 88.8% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
UTILITIES - 1.5%
   ELECTRIC UTILITIES - 1.5%
      UIL Holdings Corp.                                     244   $      5,058
                                                                   ------------

TOTAL COMMON STOCKS (Cost $278,484)                                $    296,775
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 6.4%                                SHARES      VALUE
--------------------------------------------------------------------------------
AIM Short-Term Investments Trust (The) - Treasury
   Portfolio - Institutional Class, 0.158%(a)
   (Cost $21,450)                                         21,450   $     21,450
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 95.2% (Cost $299,934)                $    318,225

OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.8%                            16,127
                                                                   ------------

NET ASSETS -- 100.0%                                               $    334,352
                                                                   ============

*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of May 31, 2009.

See accompanying notes to financial statements.

THE RAM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2009 (UNAUDITED)
=====================================================================================================
                                                                            THE RAM        THE RAM
                                                                         SMALL/MID CAP    SMALL CAP
                                                                              FUND           FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost                                                    $  1,026,512   $    299,934
                                                                          ============   ============
   At value (Note 1)                                                      $  1,091,904   $    318,225
Receivable for investment securities sold                                           --          6,242
Receivable for capital shares sold                                             202,702             --
Receivable from Adviser (Note 2)                                                22,895         16,717
Dividends receivable                                                               433             48
Other assets                                                                     5,837          6,416
                                                                          ------------   ------------
   TOTAL ASSETS                                                              1,323,771        347,648
                                                                          ------------   ------------

LIABILITIES
Payable for investment securities purchased                                    127,280          3,851
Payable to Administrator (Note 2)                                                6,000          4,600
Accrued distribution fees (Note 2)                                                 103             --
Other accrued expenses                                                           6,796          4,845
                                                                          ------------   ------------
   TOTAL LIABILITIES                                                           140,179         13,296
                                                                          ------------   ------------

NET ASSETS                                                                $  1,183,592   $    334,352
                                                                          ============   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                           $  1,115,524   $    316,131
Accumulated undistributed net investment income                                  1,557          1,118
Accumulated net realized gains (losses) from security transactions               1,119         (1,188)
Net unrealized appreciation on investments                                      65,392         18,291
                                                                          ------------   ------------
NET ASSETS                                                                $  1,183,592   $    334,352
                                                                          ============   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                                   $  1,072,077   $    334,352
                                                                          ============   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                                   95,937         32,110
                                                                          ============   ============
Net asset value and redemption price per share (Note 1)                   $      11.17   $      10.41
                                                                          ============   ============
Maximum offering price per share (Note 1)                                 $      11.64   $      10.84
                                                                          ============   ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                                   $    111,515
                                                                          ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                                    9,974
                                                                          ============
Net asset value, offering price and redemption price per share (Note 1)   $      11.18
                                                                          ============

See accompanying notes to financial statements.

THE RAM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 2009(a) (UNAUDITED)
=====================================================================================================
                                                                           THE RAM         THE RAM
                                                                        SMALL/MID CAP     SMALL CAP
                                                                             FUND            FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                             $      4,625    $      2,945
                                                                         ------------    ------------

EXPENSES
   Investment advisory fees (Note 2)                                            1,643             959
   Fund accounting fees (Note 2)                                               11,456          10,652
   Administration fees (Note 2)                                                 8,516           8,516
   Transfer agent fees - Class A (Note 2)                                       5,323           5,323
   Transfer agent fees - Class I (Note 2)                                       2,000              --
   Custody and bank service fees                                                6,240           3,832
   Compliance service fees (Note 2)                                             5,000           5,000
   Professional fees                                                            4,900           4,900
   Registration fees - Common                                                     680             956
   Registration fees - Class A                                                  1,000              --
   Registration fees - Class I                                                    500              --
   Trustees' fees                                                               1,000           1,000
   Insurance expense                                                              808             808
   Distribution expense - Class A (Note 2)                                        459             282
   Other expenses                                                               5,802           4,889
                                                                         ------------    ------------
      TOTAL EXPENSES                                                           55,327          47,117
   Fee reductions and expense reimbursements by the Adviser (Note 2):
      Common                                                                  (47,339)        (45,650)
      Class A                                                                  (3,000)             --
      Class I                                                                  (2,500)             --
                                                                         ------------    ------------
      NET EXPENSES                                                              2,488           1,467
                                                                         ------------    ------------

NET INVESTMENT INCOME                                                           2,137           1,478
                                                                         ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from security transactions                       1,119          (1,188)
   Net change in unrealized appreciation (depreciation) on investments         65,392          18,291
                                                                         ------------    ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                               66,511          17,103
                                                                         ------------    ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     68,648    $     18,581
                                                                         ============    ============

(a) Represents the period from the commencement of operations (December 22, 2008) through May 31, 2009.

See accompanying notes to financial statements.

THE RAM SMALL/MID CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
=====================================================================================
                                                                            PERIOD
                                                                             ENDED
                                                                            MAY 31,
                                                                            2009(a)
                                                                          (UNAUDITED)
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $      2,137
   Net realized gains from security transactions                                1,119
   Net change in unrealized appreciation (depreciation) on investments         65,392
                                                                         ------------
Net increase in net assets from operations                                     68,648
                                                                         ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class A                                           (580)
                                                                         ------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
   Proceeds from shares sold                                                1,082,050
   Reinvestment of distributions to shareholders                                  580
   Payments for shares redeemed                                               (71,697)
                                                                         ------------
Net increase in net assets from Class A capital share transactions          1,010,933
                                                                         ------------
CLASS I
   Proceeds from shares sold                                                  104,591
                                                                         ------------

TOTAL INCREASE IN NET ASSETS                                                1,183,592

NET ASSETS
   Beginning of period                                                             --
                                                                         ------------
   End of period                                                         $  1,183,592
                                                                         ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                          $      1,557
                                                                         ============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS A
   Shares sold                                                                103,029
   Shares issued in reinvestment of distributions to shareholders                  55
   Shares redeemed                                                             (7,147)
                                                                         ------------
   Net increase in shares outstanding                                          95,937
   Shares outstanding, beginning of period                                         --
                                                                         ------------
   Shares outstanding, end of period                                           95,937
                                                                         ============

CLASS I
   Shares sold                                                                  9,974
   Shares outstanding, beginning of period                                         --
                                                                         ------------
   Shares outstanding, end of period                                            9,974
                                                                         ============

(a) Represents the period from the commencement of operations (December 22, 2008 for Class A shares and April 1, 2009 for Class I shares) through May 31, 2009.

See accompanying notes to financial statements.

THE RAM SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
=====================================================================================
                                                                            PERIOD
                                                                             ENDED
                                                                            MAY 31,
                                                                            2009(a)
                                                                          (UNAUDITED)
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $      1,478
   Net realized losses from security transactions                              (1,188)
   Net change in unrealized appreciation (depreciation) on investments         18,291
                                                                         ------------
Net increase in net assets from operations                                     18,581
                                                                         ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                    (360)
                                                                         ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                  315,811
   Reinvestment of distributions to shareholders                                  360
   Payments for shares redeemed                                                   (40)
                                                                         ------------
Net increase in net assets from capital share transactions                    316,131
                                                                         ------------

TOTAL INCREASE IN NET ASSETS                                                  334,352

NET ASSETS
   Beginning of period                                                             --
                                                                         ------------
   End of period                                                         $    334,352
                                                                         ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                          $      1,118
                                                                         ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold                                                                 32,080
   Shares issued in reinvestment of distributions to shareholders                  34
   Shares redeemed                                                                 (4)
                                                                         ------------
   Net increase in shares outstanding                                          32,110
   Shares outstanding, beginning of period                                         --
                                                                         ------------
   Shares outstanding, end of period                                           32,110
                                                                         ============

(a) Represents the period from the commencement of operations (December 22, 2008) through May 31, 2009.

See accompanying notes to financial statements.

THE RAM SMALL/MID CAP FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                    MAY 31,
                                                                    2009(a)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $      10.00
                                                                 ------------

Income from investment operations:
   Net investment income                                                 0.05
   Net realized and unrealized gains on investments                      1.15
                                                                 ------------
Total from investment operations                                         1.20
                                                                 ------------

Less distributions:
   From net investment income                                           (0.03)
                                                                 ------------

Net asset value at end of period                                 $      11.17
                                                                 ============

Total return (b)                                                       12.01%(c)
                                                                 ============

Net assets at end of period (000's)                              $      1,072
                                                                 ============

Ratio of net expenses to average net assets (d)                         1.30%(e)

Ratio of net investment income to average net assets                    1.13%(e)

Portfolio turnover rate                                                    6%(c)


(a) Represents the period from the commencement of operations (December 22, 2008) through May 31, 2009.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return shown does not include the effect of applicable sales loads.

(c)   Not annualized.

(d) Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 27.32%(e).

(e)   Annualized.

See accompanying notes to financial statements.

THE RAM SMALL/MID CAP FUND - CLASS I
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                    MAY 31,
                                                                    2009(a)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $       9.94
                                                                 ------------

Income from investment operations:
     Net investment income                                               0.00(b)
     Net realized and unrealized gains on investments                    1.24
                                                                 ------------
Total from investment operations                                         1.24
                                                                 ------------

Net asset value at end of period                                 $      11.18
                                                                 ============

Total return (c)                                                       12.47%(d)
                                                                 ============

Net assets at end of period (000's)                              $        112
                                                                 ============

Ratio of net expenses to average net assets (e)                         1.05%(f)

Ratio of net investment income to average net assets                    0.21%(f)

Portfolio turnover rate                                                    6%(d)

(a) Represents the period from the commencement of operations (April 1, 2009) through May 31, 2009.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 43.66%(f).

(f)   Annualized.

See accompanying notes to financial statements.

THE RAM SMALL CAP FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                    MAY 31,
                                                                    2009(a)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $      10.00
                                                                 ------------

Income from investment operations:
   Net investment income                                                 0.05
   Net realized and unrealized gains on investments                      0.38
                                                                 ------------
Total from investment operations                                         0.43
                                                                 ------------

Less distributions:
   From net investment income                                           (0.02)
                                                                 ------------

Net asset value at end of period                                 $      10.41
                                                                 ============

Total return (b)                                                        4.28%(c)
                                                                 ============

Net assets at end of period (000's)                              $        334
                                                                 ============

Ratio of net expenses to average net assets (d)                         1.30%(e)

Ratio of net investment income to average net assets                    1.30%(e)

Portfolio turnover rate                                                   19%(c)

(a) Represents the period from the commencement of operations (December 22, 2008) through May 31, 2009.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return shown does not include the effect of applicable sales load.

(c)   Not annualized.

(d) Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 41.42%(e).

(e)   Annualized.

See accompanying notes to financial statements.

THE RAM FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The RAM Small/Mid Cap Fund and the RAM Small Cap Fund (individually a "Fund," collectively, the "Funds") are each a diversified series of The RAM Funds (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated December 20, 2007. Class A shares of the Funds commenced operations on December 22, 2008. Class I shares of the RAM Small/Mid Cap Fund commenced operations on April 1, 2009.

Each Fund seeks to achieve long-term capital appreciation.

The RAM Small/Mid Cap Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class A shares bear the expenses of distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require an initial investment of $100,000.

The following is a summary of the Funds' significant accounting policies:

VALUATION OF SECURITIES

The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, all of the inputs used to value the Funds' investments were Level 1; therefore, neither Fund held any Level 2 or Level 3 securities.

THE RAM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SHARE VALUATION

The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class I shares is equal to the net asset value per share. The redemption price per share of each class of shares of each Fund is equal to the net asset value per share.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually by each Fund in December. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. During the period ended May 31, 2009, the RAM Small/Mid Cap Fund and the RAM Small Cap Fund paid ordinary dividends of $580 and $360, respectively.

ALLOCATIONS BETWEEN CLASSES

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund`s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE RAM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of May 31, 2009:

--------------------------------------------------------------
                                   The RAM         The RAM
                                Small/Mid Cap     Small Cap
                                    Fund            Fund
--------------------------------------------------------------
Cost of portfolio investments   $  1,027,302    $    300,477
                                ============    ============

Gross unrealized appreciation   $     97,179    $     39,719
Gross unrealized depreciation        (32,577)        (21,971)
                                ------------    ------------
Net unrealized appreciation           64,602          17,748
Accumulated ordinary income            3,466           1,118
Other losses                              --            (645)
                                ------------    ------------

Distributable earnings          $     68,068    $     18,221
                                ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements.

2.    INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Certain Trustees and officers of the Trust are affiliated with Riazzi Asset Management, LLC (the "Adviser"), or with Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to each Fund. For its services, each Fund pays the Adviser a monthly fee computed at the annual rate of 0.85% of its average daily net assets. The Adviser has contractually agreed for a period of three years from the Funds' commencement of operations to reduce its investment advisory fees and to reimburse expenses to the extent necessary to limit annual ordinary operating expenses of the RAM Small/Mid Cap Fund's Class A and Class I shares to 1.30% and 1.05%, respectively, of average daily net assets and to limit annual ordinary operating expenses of the Ram Small Cap Fund to 1.30% of average daily net assets. This contractual obligation expires on December 22, 2011. For the period ended May 31, 2009, the Adviser waived its entire investment advisory fee of $1,643 and reimbursed $45,696 of common expenses, $3,000 of Class A expenses and $2,500 of Class I expenses with respect to the RAM Small/Mid Cap Fund; and the Adviser waived its entire investment advisory fee of $959 and reimbursed $44,691 of common expenses with respect to the RAM Small Cap Fund.

THE RAM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Any such fee reductions or expense reimbursements by the Adviser are subject to recovery by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recovery does not cause the Fund's ordinary operating expenses to exceed the foregoing expense limits. As of May 31, 2009, the Adviser may in the future recover fee reductions and expense reimbursements totaling $52,839 and $45,650 for the RAM Small/Mid Cap Fund and the RAM Small Cap Fund, respectively. The Adviser may recover these amounts no later than May 31, 2012.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The fee payable to Ultimus is discounted by 20% during the first year of each Fund's operations and 15% during the second year of operations, or until such time as a Fund's net assets reach $20 million, but in no event later than two years from the date of commencement of operations.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the RAM Small/Mid Cap Fund pays Ultimus a base fee of $3,000 per month plus an asset-based fee of 0.01% of average daily net assets and the RAM Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset-based fee of 0.01%. The base fee payable to Ultimus is discounted by 20% during the first year of each Fund's operations and 15% during the second year of operations, or until such time as a Fund's net assets reach $20 million, but in no event later than two years from the date of commencement of operations. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $1,500 for a share class with 100 or more shareholder accounts. For a share class with 25 accounts or less the minimum fee is $1,000 per month and the minimum fee is $1,250 for a share class with more than 25 but less than 100 shareholder accounts. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives annual compensation of $6,000 for such services. In addition, during the period ended May 31, 2009, the Distributor earned $417 and $0 of underwriting commissions on the sale of Class A shares of the RAM Small/Mid Cap Fund and RAM Small Cap Fund, respectively.

THE RAM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PLANS OF DISTRIBUTION

The Trust has adopted a plan of distribution (the "Plan") under which Class A shares of the Funds may directly incur or reimburse the Adviser or the Distributor for certain expenses related to the distribution of Class A shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund's average daily net assets attributable to Class A shares. During the period ended May 31, 2009, the Class A shares of RAM Small/Mid Cap Fund and RAM Small Cap Fund incurred distribution related expenses of $459 and $282, respectively, under the Plan.

3.    BENEFICIAL OWNERSHIP OF FUND SHARES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2009, Michelle E. Stevens owned 50.43% of the outstanding shares of Class I shares of the RAM Small/Mid Cap Fund and 62.39% of the outstanding shares of the RAM Small Cap Fund.

4.    INVESTMENT TRANSACTIONS

During the period ended May 31, 2009, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $858,177 and $26,039, respectively, for the RAM Small/Mid Cap Fund and $324,208 and $44,535, respectively, for the RAM Small Cap Fund.

5.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE RAM FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1)
transaction costs, possibly including front-end sales loads and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the period and held until the end of the period (May 31, 2009).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

--------------------------------------------------------------------------------
                                         Beginning        Ending       Expenses
                                       Account Value   Account Value     Paid
                                        December 22,      May 31,       During
THE RAM SMALL/MID CAP FUND-CLASS A         2008            2009         Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,120.10     $   6.04

Based on Hypothetical 5% Return          $1,000.00      $1,016.22     $   5.74
--------------------------------------------------------------------------------
* Expenses are equal to the RAM Small/Mid Cap Fund - Class A's annualized expense ratio of 1.30% for the period, multiplied by the average account value over the period, multiplied by 160/365 (to reflect the period covered by this report).

THE RAM FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                         Beginning        Ending       Expenses
                                       Account Value  Account Value      Paid
                                          April 1,        May 31,       During
THE RAM SMALL/MID CAP FUND-CLASS I         2009            2009         Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,124.70     $   1.83

Based on Hypothetical 5% Return          $1,000.00      $1,006.49     $   1.73
--------------------------------------------------------------------------------
* Expenses are equal to the RAM Small/Mid Cap Fund - Class I's annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period covered by this report).

--------------------------------------------------------------------------------
                                          Beginning       Ending       Expenses
                                        Account Value  Account Value     Paid
                                         December 22,     May 31,       During
THE RAM SMALL CAP FUND                      2008           2009         Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00      $1,042.80     $   5.82

Based on Hypothetical 5% Return          $1,000.00      $1,016.22     $   5.74
--------------------------------------------------------------------------------
* Expenses are equal to the RAM Small Cap Fund's annualized expense ratio of 1.30% for the period, multiplied by the average account value over the period, multiplied by 160/365 (to reflect the period covered by this report).


OTHER INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge, upon request, by calling 1-888-884-8099. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE RAM FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved each Fund's Investment Advisory Agreement with Riazzi Asset Management, LLC (the "Adviser") at an in-person meeting held on October 23, 2008, at which all of the Trustees were present.

In the course of their deliberations, the Independent Trustees were advised by independent counsel of their obligations in determining to approve the Investment Advisory Agreements. The Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Investment Advisory Agreements and reaching their conclusions with respect thereto, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

The Trustees considered various data and information regarding the nature, extent and quality of services provided by the Adviser, including the Adviser's most recent investment adviser registration form ("Form ADV"). They noted that they were familiar with the qualifications, background and responsibilities of Michelle E. Stevens, who will oversee the day-to-day investment management and operations of the Funds. The Trustees reviewed the performance record of Ms. Stevens during her management of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund and compared such performance against the returns of the Russell 2500 Value Index and the Russell 2000 Value Index, respectively. The Trustees were mindful that the investment process that will be used by the Adviser in managing the Small/Mid Cap Fund and the Small Cap Fund is similar to that used in managing the Transamerica Funds and they were satisfied with the performance record achieved by the Transamerica Funds. The Trustees noted Ms. Stevens' proficiency in small- and mid-cap value investing and her reputation within the investment community. The Trustees were also mindful that the portfolio management team utilized by Ms. Stevens and the research available in managing the Small/Mid Cap Fund and the Small Cap Fund is the same as was used in managing the Transamerica Funds. The Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser.

EXPENSES AND PERFORMANCE
------------------------

The Board of Trustees considered statistical information regarding each Fund's projected expense ratio and its various components, including projected advisory fees and fee reductions and/or expense reimbursements. It also considered comparisons of these fees to the expense information for each Fund's peer group, as determined by the Adviser. The Small/Mid Cap Fund's overall expense ratio, after contractual fee reductions, was compared to funds within the Morningstar category of "mid cap value funds." The Trustees noted that the overall expense ratio of Class A shares of the Small/Mid Cap Fund, after contractual fee reductions, will be lower than the average expense ratio of mid cap value funds within its Morningstar category. The Small Cap Fund's overall expense ratio, after contractual fee reductions, was compared to funds within the Morningstar category of "small cap value funds." The Trustees noted that the overall expense ratio of Class A shares of the Small Cap Fund, after fee reductions, will be lower than the average expense ratio of small cap value funds within its Morningstar category. The Trustees also observed that, under the Expense Limitation Agreements with the Adviser, shareholders of each Fund are guaranteed a competitive expense ratio during the infancy stages (first three years) of the Funds. The Trustees noted that because the Funds have yet not commenced operations, they do not have a performance record to consider.

THE RAM FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)
================================================================================

INVESTMENT ADVISORY FEE RATES
-----------------------------

The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by each Fund to the Adviser for investment advisory services. Additionally, the Trustees received and considered information comparing the advisory fee rate of each Fund with those of the other funds in its relevant peer group, as defined above. The Trustees found that although the advisory fee rate for the Small/Mid Cap Fund (0.85% per annum) was slightly higher than the average rate presented for its peer group (0.74% per annum), the advisory fee rate was appropriate given the portfolio manager's performance record. The Trustees noted that the advisory fee rate for the Small Cap Fund (0.85% per annum) was lower than the average rate presented for its peer group (0.87% per annum).

PROFITABILITY
-------------

The Board reviewed the balance sheet of the Adviser for its most recent fiscal year and was satisfied with the Adviser's financial condition. The Trustees discussed the level of Fund assets necessary for the Adviser to earn a profit with respect to its activities on behalf of the Funds, the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive with regard to providing advisory services to the Funds and concluded that, in light of the fact that the Funds are new, with limited assets, these factors are not significant to their deliberations at this time.

ECONOMIES OF SCALE
------------------

The Trustees discussed economies of scale, noting that at this stage, the Funds have not had an opportunity to recognize any economies of scale. The Trustees observed that as the Funds grow in assets, this factor will become more relevant to their consideration process.

CONCLUSION
----------

After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, unanimously concluded that approval of the Investment Advisory Agreements was in the best interest of each Fund and its shareholders.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  The RAM Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John C. Riazzi
                              --------------------------------------------------
                                    John C. Riazzi, President

Date          July 30, 2009
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John C. Riazzi
                              --------------------------------------------------
                                    John C. Riazzi, President

Date          July 30, 2009
      ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          July 30, 2009
      ---------------------------

* Print the name and title of each signing officer under his or her signature.